Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities
Trade accounts payable	$ 686,222	$ 744,716
Accrued liabilities	19,349	44,162
Accrued interest payable	19,064	19,064
Payroll and commissions payable	32,101	85,416
Unrecognized tax position	90,000	90,000
Accounts payable and accrued liabilities	$ 846,736	$ 983,358